Equity	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Equity
Note 10 - Equity:
A.	Share Capital:
1.
On January 31, 1997, the Company's ordinary shares were first offered in an initial public offering. Since this transaction, the Company's shares have been traded in the United States on the NASDAQ Global Market. Their current symbol is "BPHX."
In January 2001, the Company's ordinary shares were listed for trading on the Tel-Aviv stock Exchange under the "Dual Listing" arrangement. On September 11, 2012, the Company reported the voluntary delisting of its ordinary shares from trading on the Tel Aviv Stock Exchange, which delisting became effective on December 13, 2012.
Ordinary shares confer upon their holders the rights to receive notice to participate and vote in general meeting of the Company, and the right to receive dividends if declared. In 2009, the Company's board of directors and shareholders approved the increase of the authorized share capital to NIS40,000,000 comprised of 40,000,000 ordinary shares of NIS 0.01 par value each. On December 28, 2011, the Company executed a one-for-four reverse split of its ordinary shares, resulting in a decrease of the number of authorized ordinary shares from 40,000,000 to 10,000,000, a decrease of the number of the Company's outstanding ordinary shares from 25,243,610 to 6,310,903 and an increase of the par value per ordinary share from NIS 0.01 to NIS 0.04. The reverse share split was executed in order to regain compliance with NASDAQ's minimum bid price requirement of $1.00 per Share. All references in the financial statements to the number of shares outstanding and authorized, per-share amounts, treasury shares purchased in previous years, and stock option and warrants data of the Company's common stock have been restated to reflect the effect of the stock split for all periods presented. In 2012, the authorized number of shares was increased from 10,000,000 to 17,500,000 shares.

2.
As of December 31,2012, the Company holds a total of 180,692 of its shares in a total consideration of $6.7 million (as of December 31, 2011 the Company held a total of 367,810 of its shares in a total consideration of $9.5 million). All of the Company's ordinary shares have equal voting rights. However, under applicable Israeli law, the shares held by the Company have no voting rights and, therefore, are excluded from the number of its outstanding shares. Since 2010, the Company uses these treasury shares for the issuance of shares pursuant to exercise of options and vested RSUs to meet the Company's common stock requirements for its stock benefit plans. In March 2008, the board of directors approved two buy-back programs. Under the buy-back programs, the Company may purchase its shares from time to time, subject to market conditions and other relevant factors affecting the Company. In 2009, the Company repurchased 11,249 of its shares for an aggregate amount of $1.7 million under the buy-back programs

3.	Derivative liability- warrants:
As part of a private placement transaction of shares and warrants in 2009, the Company has warrants to purchase 127,928 ordinary shares outstanding, as of December 31, 2012 (in 2011- warrants to purchase 204,686 ordinary shares) with an exercise price of $1.5. The warrants are exercisable during a 5-year period from October 2009. As a result of anti-dilution protection, the warrants were not considered indexed to the Company's own stock and (ratchet down of exercise price based upon lower exercise price in future offerings), and therefore recorded at issuance date as a derivative financial liability pursuant to FASB ASC Topic 815 " Derivative and Hedging" (ASC 815-40-25). The Company measured the fair value of the outstanding warrants at issuance and at the balance sheet date using a Black-Scholes valuation model. The fair value of these warrants as of December 31, 2012 amounted to $370 thousand.
B.	Share Options:
1.	Employee Share Option Plans:
Stock-based compensation plans comprise employee stock option plans and restricted stock units ("RSUs") to employees, officers and directors. The purpose of the plans is to enable the Company to attract and retain qualified personnel and to motivate such persons by providing them with an equity participation in the Company.
As of December 31, 2012, the Company has two share-based compensation plans: (a) the 1996 Share Option Plan, and (b) the 2007 Award Plan. Both plans are described below. The compensation costs that were charged to income for those plans amounted to $1.7 million, $1.2 million and $1.5 million for 2012 and 2011 and 2010, respectively.
In 1996, the Company adopted two option plans (the 1996 Share Option Plan). One of these option plans was terminated after all options granted under it were exercised. Pursuant to the other 1996 option plan, as amended, the Company reserved 1,050,000 ordinary shares for issuance to directors, officers, consultants and employees of the Company and its subsidiaries. The exercise price of the options granted under the 1996 option plan ranges from $1.8 to $24. As of December 31, 2012, 122,696 stock options remain available for future awards.
Under the 1996 option plan, unless determined otherwise by the board, options vest over a three to four years period from the date of grant and expire 10 years after grant date. Unvested options are forfeited 30-90 days following termination of employment. Any options that are forfeited before expiration become available for future grants.
The following table summarizes information about share options outstanding and exercisable as of December 31, 2012:

Options Outstanding		Options Exercisable
Number Outstanding on December 31, 2012	Weighted Average Remaining Contractual Life	Number Exercisable on December 31, 2012	Exercise Price
	Years		$

300,000	9.32	75,002	1.80
6,250	6.60	6,250	10.16
6,250	7.25	4,167	10.20
12,500	6.60	8,332	11.08
15,222	0.50	15,222	12.00
8,600	3.00	8,600	20.00
2,464	1.42	2,464	24.00

351,286		120,037

Data related to the share option plan as of December 31, 2012, 2011 and 2010 and changes during the years ended on those dates are as follows:
	2012		2011		2010
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
		$		$		$
Options outstanding at beginning of year	283,117	13.4	309,995	13.77	334,408	15.40

Changes during the year:
Granted	300,000	1.8	19,700	7.91	48,750	10.64
Exercised	-		-		-
Forfeited	(231,830)	13.40	(46,578)	13.69	(73,163)	19.20

Options outstanding at end of year	351,287		283,117		309,995

Options exercisable at year-end	120,037		245,504		260,829

Weighted-average fair value of options granted during the year*	1.13		4.76		6.68
*
The fair value of each option granted is estimated on the date of grant, using the Black-Scholes option-pricing model with the following weighted average assumptions: dividend yield of 0% for all years; expected volatility: 2012 -70%; 2011 - 69%; risk-free interest rate: 2012 - 1.44%; 2011 - 2.21%, and expected life: 2012 - 6.5 years; 2011 - 6.5 years.
As of December 31, 2012, the intrinsic value for outstanding options was 747 thousand (no intrinsic value in December 31, 2011). There were no exercise of options in 2012 and 2011.
The Company is required to assume a dividend yield as an input in the Black-Scholes model. The dividend yield assumption is based on the Company's historical experience and expectation of future dividends payouts and may be subject to change in the future.

The Company uses historical volatility in accordance with FASB ASC Topic 718, "Compensation - stock compensation". The computation of volatility uses historical volatility derived from the Company's exchange-traded shares.
The risk-free interest assumption is the implied yield currently available on U.S. Treasury zero-coupon bonds, issued with a remaining term equal to the expected life term of the Company's options.
Pre-vesting rates forfeitures are approximately 15% and were estimated based on pre-vesting for feature experience.
The Company uses the simplified method to compute the expected option term for options granted.

2. Restricted Share Units (RSU):
In 2007, the Company adopted the 2007 Award Plan (RSU plan). Under the RSU plan, as amended, the Company granted in 2012 and 2011, 788,714 and 68,342 RSUs, respectively. Under the RSU plan, unless determine otherwise by the board of directors, RSUs vest over a three years period from the date of the grant. Approved for immediate vesting on grant date were 367,712 and 20,895 RSUs in 2012 and 2011, respectively,
Data related to the restricted share units as of December 31, 2012 and 2011 and changes during the year were as follows:
	Year ended December 31,
	2012	2011

RSUs outstanding at the beginning of the year	57,497	202,702
Changes during the year:
Granted *	788,714	68,342
Vested	(563,125)	(211,855)
Forfeited	(90,163)	(1,692)

RSUs outstanding at the end of the year	192,923	57,497

Weighted Average fair value at grant date	$2.57	$7.12

*
The fair value of RSUs is established based on the market value of the Company's stock on the date of the award. The Company has expensed compensation costs, net of estimated forfeitures of approximately, applying the accelerated vesting method.

C.	Dividends:
The Company has not paid any cash dividends on its ordinary shares in the past and does not expect to pay cash dividends on its ordinary shares in the foreseeable future.